Treasury shares - Additional information (Details)					1 Months Ended	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Aug. 30, 2021 USD ($)	Dec. 20, 2019 USD ($)	Mar. 31, 2022 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Treasury shares
Repurchase of ordinary shares (in shares)							578,304	578,304	1,177,499	1,177,499
Stock repurchase value | ¥						¥ 108,967,252	¥ 107,151,908		¥ 526,530,728
Twenty Nineteen Share Repurchase Program
Treasury shares
Repurchase of shares | $				$ 100,000,000
Stock repurchase program, period in force				12 months
Stock repurchase value									695,097,853	$ 99,999,998
Repurchase of ordinary shares paid									¥ 115,273,325			$ 16,471,881
2021 Share Repurchase Program
Treasury shares
Repurchase of ordinary shares (in shares)					804,758
Repurchase of shares | $			$ 100,000,000
Stock repurchase program, period in force			12 months
Stock repurchase value	¥ 108,967,252	$ 17,158,573					107,151,908	$ 16,737,290
Repurchase of ordinary shares paid							¥ 107,151,908				$ 16,737,290
Ordinary shares
Treasury shares
Repurchase of ordinary shares (in shares)							578,304	578,304	291,207	291,207